Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Intangible Assets
The following table provides a summary of the Company’s intangible assets for the twelve months ended December 31, 2022 and 2021:

	Twelve Months Ended December 31, 2022
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.3	$—	$(0.1)	$—	$1.2
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$21.9	$—	$(0.1)	$—	$21.8

	Twelve Months Ended December 31, 2021
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.6	$—	$(0.3)	$—	$1.3
Agency Relationships	0.6	—	(0.6)	—	—
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$22.8	$—	$(0.9)	$—	$21.9